MEG ENERGY CORP. ACQUISITION	9 Months Ended
Sep. 30, 2026
Business Combination [Abstract]
MEG ENERGY CORP. ACQUISITION

4. MEG ENERGY CORP. ACQUISITION
On November 13, 2025, Cenovus completed the acquisition of MEG Energy Corp. (“MEG”) through a plan of arrangement (the “MEG Acquisition”), pursuant to which Cenovus acquired all the issued and outstanding common shares of MEG, other than common shares of MEG already owned by Cenovus, for total purchase consideration of $7.1 billion, consisting of $3.4 billion in cash, 143.9 million Cenovus common shares and $32 million of assumed stock-based compensation. The MEG Acquisition provided Cenovus with additional oil sands assets that are directly adjacent to the Company’s Christina Lake asset and are reported under the Christina Lake results in the Oil Sands segment.
The preliminary purchase price allocation was based on Management’s best estimate of the assets acquired and liabilities assumed. The Company will finalize the value of net assets acquired by November 13, 2026, and adjustments to initial estimates, including goodwill, may be required. No adjustments were made to the preliminary purchase price allocation as at September 30, 2026. For further details, see Note 4 of the annual Consolidated Financial Statements for the year ended December 31, 2025.
For the three and nine months ended September 30, 2026, integration and transaction costs related to the MEG Acquisition of $6 million and $28 million, respectively, were recognized in net earnings (loss).